Description of Plan (Narrative) (Details) - EBP 003 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($) number	Dec. 31, 2024 USD ($)
Employee Benefit Plan, Description of Plan [Line Items]
Required service period, other than temporary employees eligible to participate in deferral contributions	1 year
Discretionary contributions	$ 0	$ 0
Maximum amount of allowable contributions		$ 23,000
Employer contribution, matching percentage	100.00%	100.00%
Percentage of participant election to direct up to the employer common stock fund	20.00%
Deferral rate of eligible employee enrolled in plan	3.00%
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, account, minimum borrowing, amount	$ 1,000
Number of loans allowed per calendar year | number	2
Maximum number of loans allowed to be outstanding at any time | number	2
Note receivable from participant, account, loan term	5 years
Note receivable from participant, account, loan term if purchasing primary residence	10 years
Administrative fee for each participant in the Plan	$ 42
Forfeited nonvested account, decrease from employer contribution	1,735,365	$ 1,357,197
Forfeited nonvested account	$ 1,328,568	$ 1,032,085
Temporary Employee Completes 12 Consecutive Months of Service And 1000 hours of Service [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Required service period, temporary employees eligible to participate in deferral contributions	12 months
Required service hours after which temporary employees are eligible to participate in deferral contributions	1000 hours
Temporary Employee Completes Three Consecutive Years of Service And 500 hours of Service [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Required service period, temporary employees eligible to participate in deferral contributions	3 years
Required service hours after which temporary employees are eligible to participate in deferral contributions	500 hours
Minimum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Percentage participants may elect to contribute to the Plan	1.00%
Maximum [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Percentage participants may elect to contribute to the Plan	50.00%
Employer contribution, participant compensation matched, percentage	5.00%	7.00%